UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 1,470,439	$ 428,150
Cost of revenues	(294,595)	(1,490,668)
Gross profit (loss)	1,175,844	(1,062,518)
Operating Expenses
Selling and marketing expenses	(199,025)	(363,678)
General and administrative expenses	(1,049,728)	(1,596,269)
Provision for doubtful accounts	(563,896)	(3,514,342)
Total Operating Expenses	(1,812,649)	(5,474,289)
Loss from Operations	(636,805)	(6,536,807)
Other Income (Expenses)
Interest (expense) income, net	(2,023)	42,948
Changes in fair value of warrant liabilities	830
Changes in fair value of short-term investments	542,128
Subsidy income	3,038	38,790
Other income, net	88,753	146,964
Total Other Income, Net	632,726	228,702
Loss Before Income Taxes	(4,079)	(6,308,105)
Income tax expenses	0	(2,241)
Net Loss	(4,079)	(6,310,346)
Other Comprehensive Loss
Foreign currency translation adjustment	(2,147,417)	(3,517,233)
Comprehensive Loss	$ (2,151,496)	$ (9,827,579)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, Basic	1,534,487	1,534,487
Weighted average number of ordinary share outstanding, Diluted	1,534,487	1,534,487
Loss per share
Loss per share, Basic	$ 0.00	$ (4.11)
Loss per share, Diluted	$ 0.00	$ (4.11)